BALANCES AND TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2015
BALANCES AND TRANSACTIONS WITH RELATED PARTIES [Abstract]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
NOTE 15:-	BALANCES AND TRANSACTIONS WITH RELATED PARTIES

The Company pays to its Executive Chairman of the Board a compensation for services provided to the Company commencing October 1, 2014.

The Company pays for his services in addition to the directors' fees paid by the Company to all of its directors: (i) a monthly payment of approximately $4 for time devoted to such position; and (ii) an annual cash bonus of $30 that will be paid only if the Company's net profit pursuant to its annual audited and consolidated financial statement exceeds $5,000.  The annual cash bonus is payable commencing as of the fiscal year 2015 and will be paid, if earned, as set forth in the Compensation Policy.